Average Annual Total Returns{- Fidelity Advisor® Technology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Technology Fund	Fidelity Advisor Technology Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Technology Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Technology Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Technology Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Technology Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Technology Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Technology Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Technology Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Technology Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Technology Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Technology Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Technology Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1525 Past 1 year	F1525 Past 5 years	F1525 Past 10 years
Total	19.93%	32.44%	23.47%	15.81%	28.87%	21.15%	13.20%	25.54%	19.22%	22.50%	32.73%	23.45%	25.29%	33.01%	23.46%	27.59%	34.38%	24.56%	27.74%		32.34%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	30.49%	31.22%	23.48%

[1]	(a)Since inception October 2, 2018.